Report for the Calendar Year of Quarter Ended: March 31,
2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 February 21, 2001

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:	 $86337


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104     3271    81475 SH       SOLE                    81475
AT&T                           y                001957109     1602    75223 SH       SOLE                    75223
AT&T Wireless Group            y                001957406      368    19200 SH       SOLE                    19200
Abbott Laboratories            y                002824100      670    14200 SH       SOLE                    14200
Agilent Technologies           y                00846u101      324    10544 SH       SOLE                    10544
Amer. Home Products            y                026609107      247     4200 SH       SOLE                     4200
American International Group   y                026874107     4828    59974 SH       SOLE                    59974
American Standard              y                029712106     1258    21300 SH       SOLE                    21300
Anheuser Busch                 y                035229103      294     6400 SH       SOLE                     6400
BP Amoco                       y                055622104      312     6280 SH       SOLE                     6280
Baxter International           y                071813109      450     4776 SH       SOLE                     4776
Berkshire Hathaway             y                084670108      655       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108     3850    64808 SH       SOLE                    64808
CVS                            y                126650100     2536    43350 SH       SOLE                    43350
Chevron Corp.                  y                166751107      395     4500 SH       SOLE                     4500
Cisco Systems                  y                17275R102      163    10285 SH       SOLE                    10285
Citigroup                      y                171196108     9343   207718 SH       SOLE                   207718
Coca-Cola                      y                191216100      763    16900 SH       SOLE                    16900
Conoco 'A'                     y                208251306     1529    54400 SH       SOLE                    54400
Corning                        y                219350105      805    38900 SH       SOLE                    38900
Disney                         y                254687106     1863    65142 SH       SOLE                    65142
Du Pont                        y                263534109      228     5600 SH       SOLE                     5600
Duckwall-Alco Stores           y                264142100       71    10900 SH       SOLE                    10900
Exxon Mobil                    y                30231g102     1257    15520 SH       SOLE                    15520
Fortune Brands                 y                349631101     1299    37750 SH       SOLE                    37750
General Electric               y                369604103    11865   283455 SH       SOLE                   283455
Gillette                       y                375766102      745    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103     1275    40770 SH       SOLE                    40770
Honeywell                      y                438516106      220     5400 SH       SOLE                     5400
Household International        y                441815107     1867    31520 SH       SOLE                    31520
Intel                          y                458140100     1793    68130 SH       SOLE                    68130
International Business Machine y                459200101     5731    59588 SH       SOLE                    59588
Interpublic Group              y                460690100     1718    50000 SH       SOLE                    50000
Johnson & Johnson              y                478160104     1660    18975 SH       SOLE                    18975
Kimberly-Clark                 y                494368103      251     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106     1341    21250 SH       SOLE                    21250
Lockheed Martin                y                539830109      303     8500 SH       SOLE                     8500
Loral Space                    y                G56462107       76    34850 SH       SOLE                    34850
Merck                          y                589331107     4140    54539 SH       SOLE                    54539
Microsoft Corp.                y                594918104      884    16162 SH       SOLE                    16162
Motorola                       y                620076109      631    44250 SH       SOLE                    44250
Nestle                         y                641069406     2389    22800 SH       SOLE                    22800
Pepsi Bottling                 y                713409100      517    13600 SH       SOLE                    13600
Pfizer                         y                717081103      442    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      524    11045 SH       SOLE                    11045
Procter & Gamble               y                742718109     1183    18900 SH       SOLE                    18900
Royal Dutch                    y                780257804      261     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     1651    61826 SH       SOLE                    61826
Safeway Inc.                   y                786514208     2718    49275 SH       SOLE                    49275
U.S. Bancorp                   y                902973106      580    25000 SH       SOLE                    25000
United Technologies            y                913017109      293     4000 SH       SOLE                     4000
Verizon                        y                92343v104      206     4188 SH       SOLE                     4188
Walgreen                       y                931422109     1958    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      302    16000 SH       SOLE                    16000
Worldcom                       y                55268b106      434    23249 SH       SOLE                    23249